Deposits - Additional Information (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deposits By Type [Line Items]
Brokered deposits	$ 6,171,499	$ 13,854,654
Overdraft demand deposits reclassified to loans	$ 71,909	$ 62,961